Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating expenses
Salaries	£ 1,209	£ 1,237
Bonus awards	296	271
Temporary and contract costs	74	79
Social security costs	227	207
Pension costs	164	173
- defined benefit schemes	35	52
- defined contribution schemes	129	121
Other	164	162
Staff costs	2,134	2,129
Premises and equipment	628	587
Depreciation and amortisation	565	557
Other administrative expenses	794	745
Administrative expenses	1,987	1,889
Operating expenses	4,121	4,018
Depreciation on right of use assets	£ 43	£ 47